Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Offsetting of derivatives
Offsetting of derivatives
	2018		2017
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	5.5	4.8	2.5	1.8
OTC	63.4	60.6	83.3	79.0
Exchange-traded	0.2	0.3	0.1	0.2
Interest rate products	69.1	65.7	85.9	81.0
OTC-cleared	0.1	0.2	0.2	0.2
OTC	26.9	31.1	29.1	34.6
Foreign exchange products	27.0	31.3	29.3	34.8
OTC	10.2	10.2	11.7	11.7
Exchange-traded	11.8	14.2	9.2	9.8
Equity/index-related products	22.0	24.4	20.9	21.5
OTC-cleared	1.5	1.6	3.6	3.8
OTC	3.8	4.9	3.9	4.7
Credit derivatives	5.3	6.5	7.5	8.5
OTC	1.2	0.4	1.4	0.9
Exchange-traded	0.1	0.3	0.0	0.0
Other products [1]	1.3	0.7	1.4	0.9
OTC-cleared	7.1	6.6	6.3	5.8
OTC	105.5	107.2	129.4	130.9
Exchange-traded	12.1	14.8	9.3	10.0
Total gross derivatives subject to enforceable master netting agreements	124.7	128.6	145.0	146.7
Offsetting (CHF billion)
OTC-cleared	(5.9)	(5.8)	(5.7)	(5.4)
OTC	(92.6)	(99.0)	(114.5)	(122.1)
Exchange-traded	(11.6)	(12.5)	(8.6)	(9.6)
Offsetting	(110.1)	(117.3)	(128.8)	(137.1)
of which counterparty netting	(96.9)	(96.9)	(113.8)	(113.8)
of which cash collateral netting	(13.2)	(20.4)	(15.0)	(23.3)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.2	0.8	0.6	0.4
OTC	12.9	8.2	14.9	8.8
Exchange-traded	0.5	2.3	0.7	0.4
Total net derivatives subject to enforceable master netting agreements	14.6	11.3	16.2	9.6
Total derivatives not subject to enforceable master netting agreements [2]	3.7	3.9	3.4	5.2
Total net derivatives presented in the consolidated balance sheets	18.3	15.2	19.6	14.8
of which recorded in trading assets and trading liabilities	18.3	15.2	19.6	14.7
of which recorded in other assets and other liabilities	0.0	0.0	0.0	0.1
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2018				2017
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	86.6	(20.9)	65.7		89.4	(28.8)	60.6
Securities borrowing transactions	12.6	(2.2)	10.4		18.7	(5.0)	13.7
Total subject to enforceable master netting agreements	99.2	(23.1)	76.1		108.1	(33.8)	74.3
Total not subject to enforceable master netting agreements [1]	41.0	–	41.0		41.0	–	41.0
Total	140.2	(23.1)	117.1	[2]	149.1	(33.8)	115.3	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 81,818 million and CHF 77,498 million of the total net amount as of the end of 2018 and 2017, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2018				2017
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	42.3	(22.5)	19.8		49.4	(31.5)	17.9
Securities lending transactions	4.2	(0.6)	3.6		7.1	(2.3)	4.8
Obligation to return securities received as collateral, at fair value	39.4	0.0	39.4		37.0	0.0	37.0
Total subject to enforceable master netting agreements	85.9	(23.1)	62.8		93.5	(33.8)	59.7
Total not subject to enforceable master netting agreements [1]	3.5	–	3.5		4.9	–	4.9
Total	89.4	(23.1)	66.3		98.4	(33.8)	64.6
of which securities sold under repurchase agreements and securities lending transactions	47.7	(23.1)	24.6	[2]	60.3	(33.8)	26.5	[2]
of which obligation to return securities received as collateral, at fair value	41.7	0.0	41.7		38.1	0.0	38.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 14,828 million and CHF 15,262 million of the total net amount as of the end of 2018 and 2017, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2018						2017
end of	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	14.6	4.5		0.1		10.0	16.2	5.2		0.0		11.0
Securities purchased under resale agreements	65.7	65.7		0.0		0.0	60.6	60.6		0.0		0.0
Securities borrowing transactions	10.4	10.0		0.0		0.4	13.7	13.2		0.0		0.5
Total financial assets subject to enforceable master netting agreements	90.7	80.2		0.1		10.4	90.5	79.0		0.0		11.5
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.3	1.4		0.0		9.9	9.6	2.1		0.0		7.5
Securities sold under repurchase agreements	19.8	19.7		0.1		0.0	17.9	17.9		0.0		0.0
Securities lending transactions	3.6	3.2		0.0		0.4	4.8	4.4		0.0		0.4
Obligation to return securities received as collateral, at fair value	39.4	34.3		0.0		5.1	37.0	32.7		0.0		4.3
Total financial liabilities subject to enforceable master netting agreements	74.1	58.6		0.1		15.4	69.3	57.1		0.0		12.2
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
	2018		2017
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	5.5	4.8	2.5	1.8
OTC	63.4	60.7	83.3	79.0
Exchange-traded	0.2	0.3	0.1	0.2
Interest rate products	69.1	65.8	85.9	81.0
OTC-cleared	0.1	0.2	0.2	0.2
OTC	26.9	31.2	29.1	34.6
Foreign exchange products	27.0	31.4	29.3	34.8
OTC	10.2	10.3	11.7	12.0
Exchange-traded	11.8	14.2	9.2	9.8
Equity/index-related products	22.0	24.5	20.9	21.8
OTC-cleared	1.5	1.6	3.6	3.8
OTC	3.8	4.9	3.9	4.7
Credit derivatives	5.3	6.5	7.5	8.5
OTC	1.3	0.5	1.4	0.9
Other products [1]	1.3	0.5	1.4	0.9
OTC-cleared	7.1	6.6	6.3	5.8
OTC	105.6	107.6	129.4	131.2
Exchange-traded	12.0	14.5	9.3	10.0
Total gross derivatives subject to enforceable master netting agreements	124.7	128.7	145.0	147.0
Offsetting (CHF billion)
OTC-cleared	(6.0)	(5.8)	(5.7)	(5.4)
OTC	(92.5)	(99.1)	(114.5)	(122.4)
Exchange-traded	(11.6)	(12.5)	(8.6)	(9.6)
Offsetting	(110.1)	(117.4)	(128.8)	(137.4)
of which counterparty netting	(96.9)	(96.9)	(113.8)	(113.8)
of which cash collateral netting	(13.2)	(20.5)	(15.0)	(23.6)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.1	0.8	0.6	0.4
OTC	13.1	8.5	14.9	8.8
Exchange-traded	0.4	2.0	0.7	0.4
Total net derivatives subject to enforceable master netting agreements	14.6	11.3	16.2	9.6
Total derivatives not subject to enforceable master netting agreements [2]	3.8	3.9	3.7	5.2
Total net derivatives presented in the consolidated balance sheets	18.4	15.2	19.9	14.8
of which recorded in trading assets and trading liabilities	18.4	15.2	19.9	14.7
of which recorded in other assets and other liabilities	0.0	0.0	0.0	0.1
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2018				2017
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	86.6	(20.9)	65.7		89.4	(28.8)	60.6
Securities borrowing transactions	12.6	(2.2)	10.4		18.7	(5.0)	13.7
Total subject to enforceable master netting agreements	99.2	(23.1)	76.1		108.1	(33.8)	74.3
Total not subject to enforceable master netting agreements [1]	41.0	–	41.0		41.0	–	41.0
Total	140.2	(23.1)	117.1	[2]	149.1	(33.8)	115.3	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 81,818 million and CHF 77,498 million of the total net amount as of the end of 2018 and 2017, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2018				2017
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	42.3	(22.5)	19.8		49.4	(31.5)	17.9
Securities lending transactions	4.2	(0.6)	3.6		7.1	(2.3)	4.8
Obligation to return securities received as collateral, at fair value	39.4	0.0	39.4		37.0	0.0	37.0
Total subject to enforceable master netting agreements	85.9	(23.1)	62.8		93.5	(33.8)	59.7
Total not subject to enforceable master netting agreements [1]	3.5	–	3.5		4.9	–	4.9
Total	89.4	(23.1)	66.3		98.4	(33.8)	64.6
of which securities sold under repurchase agreements and securities lending transactions	47.7	(23.1)	24.6	[2]	60.3	(33.8)	26.5	[2]
of which obligation to return securities received as collateral, at fair value	41.7	0.0	41.7		38.1	0.0	38.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 14,828 million and CHF 15,262 million of the total net amount as of the end of 2018 and 2017, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2018						2017
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	14.6	4.5		0.1		10.0	16.2	5.2		0.0		11.0
Securities purchased under resale agreements	65.7	65.7		0.0		0.0	60.6	60.6		0.0		0.0
Securities borrowing transactions	10.4	10.0		0.0		0.4	13.7	13.2		0.0		0.5
Total financial assets subject to enforceable master netting agreements	90.7	80.2		0.1		10.4	90.5	79.0		0.0		11.5
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.3	1.4		0.0		9.9	9.6	2.1		0.0		7.5
Securities sold under repurchase agreements	19.8	19.7		0.1		0.0	17.9	17.9		0.0		0.0
Securities lending transactions	3.6	3.2		0.0		0.4	4.8	4.4		0.0		0.4
Obligation to return securities received as collateral, at fair value	39.4	34.3		0.0		5.1	37.0	32.7		0.0		4.3
Total financial liabilities subject to enforceable master netting agreements	74.1	58.6		0.1		15.4	69.3	57.1		0.0		12.2
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.